Finance Receivables - Finance Receivables Due for Payment (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
2016	€ 450,688
2017	111,582
2018	0
2019	7,453
2020	0
Thereafter	0
Finance receivables, gross	€ 569,723	€ 411,654